Property and Equipment - Summary of Property and Equipment (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Computer equipment	$ 111,196	$ 111,196	$ 120,513
Furniture and fixtures	21,303	21,303	22,323
Leasehold improvements	35,897	35,897	55,102
Property and equipment gross	168,396	168,396	197,938
Less accumulated depreciation and amortization	143,718	139,885	161,838
Total	$ 24,678	$ 28,511	$ 36,100